Financial risk management, objectives and policies, The Nordea/DNB Credit Facility (Details) $ in Thousands	1 Months Ended		12 Months Ended
	Sep. 30, 2016 USD ($) Vessel	Oct. 31, 2015 USD ($) Carrier	Dec. 31, 2019 USD ($) Intallment	Dec. 31, 2018 USD ($)
Credit Facility [Abstract]
Borrowing amount			$ 850,972	$ 967,275
Frequency of periodic repayment			Quarterly
Nordea/DNB Credit Facility [Member]
Credit Facility [Abstract]
Borrowing amount		$ 50,000
Number of VLCCs executed a credit facility to fund the acquisition | Carrier		1
Term			5 years
Frequency of periodic repayment			Semi annually
Number of installments for repaying debt | Intallment			10
Debt repayment installment amount			$ 600
Debt repayment final amount			37,500
Credit facility covenant to maintain adjusted tangible net worth			$ 300,000
Nordea/DNB Credit Facility [Member] | Bottom of Range [Member]
Credit Facility [Abstract]
Covenants requiring all times charter-free market value of vessels			135.00%
Percentage of covenant to maintain adjusted tangible net worth to total assets for credit facility			25.00%
Credit facility covenant to maintain encumbered cash			$ 30,000
Percentage of covenant required unencumbered consolidated cash to gross interest-bearing debt for credit facility			6.00%
Nordea/DNB Credit Facility [Member] | LIBOR [Member]
Credit Facility [Abstract]
Adjustment to interest rate basis		2.25%
RBS Credit Facility [Member]
Credit Facility [Abstract]
Borrowing amount	$ 40,000
Frequency of periodic repayment			Quarterly
Number of remaining vessels financed | Vessel	4
RBS Credit Facility [Member] | LIBOR [Member]
Credit Facility [Abstract]
Adjustment to interest rate basis	2.75%
RBS Credit Facility [Member] | December 2016 to June 2019 [Member]
Credit Facility [Abstract]
Number of installments for repaying debt | Intallment			11
Debt repayment installment amount			$ 2,100
RBS Credit Facility [Member] | August 2019 [Member]
Credit Facility [Abstract]
Debt repayment final amount			$ 17,300
RBS Credit Facility [Member] | DHT Chris and DHT Ann [Member]
Credit Facility [Abstract]
Frequency of periodic repayment			Quarterly
Debt repayment installment amount			$ 400
RBS Credit Facility [Member] | DHT Chris and DHT Ann [Member] | August 2019 [Member]
Credit Facility [Abstract]
Debt repayment final amount			$ 6,900